INCOME TAX - Components of Company's income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
State and Local
Current						$ 5,000	$ 2,000
Change in valuation allowance						(185,800,000)	(80,700,000)
Income tax provision	$ 5,000	$ (28,000)	$ 9,000	$ (100,000)		$ (188,000)	$ 23,000
Churchill Capital Corp IV
Federal
Current					$ 81,422
Deferred					(593,909)
State and Local
Change in valuation allowance					593,909
Income tax provision	$ 1,962		$ 25,540		$ 81,422